Finance Expense - Summary of Reconciliation of Net Finance Expense to Net Interest Cash Outflow (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Finance Expense And Income [Line Items]
Finance expense before specific items	£ 790	£ 776	£ 817
Finance income before specific items	(34)	(12)	(13)
Total net finance expense	756	764	804
Timing differences:
– Derivative restructuring costs			1
– Timing of coupon payments on bonds	(85)	(6)	19
– Deferred income	8	8	8
Principal uplift on CPI and RPI linked bonds	(32)
Net interest cash outflow	508	548	622
Before Specific Items [Member]
Disclosure Of Finance Expense And Income [Line Items]
Finance expense before specific items	651	558	607
Finance income before specific items	(34)	(12)	(13)
Total net finance expense	£ 617	£ 546	£ 594